                                          OPPENHEIMER GLOBAL FUND
                                   Supplement dated July 1, 2002 to the
                                     Prospectus dated January 28, 2002

The Prospectus is changed as follows:

1.       The  commission  payments  to  broker-dealers  on  purchases  of Class A shares  subject  to a  contingent deferred sales charge by  grandfathered  retirement  accounts has changed.  Therefore,  the fourth sentence of the first  paragraph  under "How Can You Buy Class A Shares?  - Class A Contingent  Deferred  Sales Charge" on
     page 17 is deleted and replaced with the following  sentence:  "For  grandfathered  retirement  accounts,  the concession  is 0.75% of the  first  $2.5  million  of  purchases  plus  0.25% of  purchases  in excess of $2.5 million."

2.       The section  captioned  "Distribution  and  Service  (12b-1)  Plans - Service  Plan for Class A Shares" is
     revised by adding the following  after the third sentence in that  paragraph:  "With respect to Class A shares subject to a Class A contingent  deferred sales charge purchased by  grandfathered  retirement  accounts,  the
     Distributor  pays the 0.25%  service fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year,  the  Distributor  pays the service fee to dealers on a quarterly basis."

July 1, 2002                                                                            PS0330.034

                                          OPPENHEIMER GLOBAL FUND
                                   Supplement dated July 1, 2002 to the
                                   Statement of Additional Information
                                          dated January 28, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated March 20, 2002 is deleted and replaced by this supplement.

2.       The section  captioned  "Distribution  and Service  Plans - Class A Service Plan Fees" on page 37 is revised by adding the  following  to the end of the first  paragraph:  "With  respect to purchases of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently  intends to pay the  service  fee to  Recipients  in  advance  for the first year after the shares are purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee  payments to  Recipients  quarterly  on those  shares.  The  advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after  their  purchase,  the  Recipient  of the service  fees on those  shares will be obligated  to repay the  Distributor  a pro rata  portion of the  advance  payment of the service fee made on those shares.

3.       Delete the Appendix captioned "Industry Classifications" and replace it with the following:

                                                                                       (continued)

                                                 APPENDIX

                                         INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

July 1, 2002                                                                            PX0330.005